COMMITMENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitment [Abstract]
COMMITMENTS [Text Block]
16.         COMMITMENTS

As at December 31, 2022, the Company had the following contractual obligations:

	Less than	1 to	Over
	1 year	3 years	3 years	Total
Trade and other payables	$1,286,117	$-	$-	$1,286,117
Loans payable principal and interest payments	614,433	6,057,397	-	6,671,830
Payments related to acquisition of royalties and streams	5,333,151	-	-	5,333,151
Total commitments	$7,233,701	$6,057,397	$-	$13,291,098

In addition to the commitments above, the Company could in the future have additional commitments payable in cash and/or shares related to the acquisition of royalty and stream interests as disclosed in Note 4. However, these payments are subject to certain triggers or milestone conditions that have not been met as of December 31, 2022.